Loans - Impaired Loans Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Impaired loans summary
Nonaccrual loans	$ 66,673		$ 37,541
Accruing loans past due 90 days or more	1,169		52
Restructured loans - nonaccrual	10,133		1,464
Restructured loans - accruing	16,518		5,988
Total nonperforming loans	94,493		45,045
Impaired loans, other infomation
Total nonaccrual loans	76,800		39,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	4,700	$ 401
Reserved based energy loans
Impaired loans, other infomation
Impaired Financing Receivable, with Related Allowance, Recorded Investment	31,000
Energy related service industry loans
Impaired loans, other infomation
Impaired Financing Receivable, with Related Allowance, Recorded Investment	14,000
Originated
Impaired loans summary
Nonaccrual loans	32,805		35,145
Accruing loans past due 90 days or more	1,169		45
Restructured loans - nonaccrual	6,959		558
Restructured loans - accruing	5,267		5,694
Total nonperforming loans	46,200		41,442
Impaired loans, other infomation
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,111		32,689
Acquired
Impaired loans summary
Nonaccrual loans	33,868		2,396
Accruing loans past due 90 days or more			7
Restructured loans - nonaccrual	3,174		906
Restructured loans - accruing	11,251		294
Total nonperforming loans	48,293		3,603
Impaired loans, other infomation
Impaired Financing Receivable, with Related Allowance, Recorded Investment	$ 1,755		$ 52